Note 16 - Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value as of Dec. 31 2010	Period End Change in Fair Value	Conversion of Series A Pref. Stock	Fair Value as of Dec. 31, 2011
Series A Preferred Stock	$10,623,624	$19,771,086	$(30,394,710)	$-
Phoenix Warrant	$459,537	35,089	-	494,626
Total	$11,083,161	$19,771,086	$(30,394,710)	$494,626

Phoenix Stock Warrants [Member]

Risk free rate	.39%
Expected volatility	108%
Expected term in years	2
Expected dividend yield	0%

Risk free rate	.39%
Expected volatility	108%
Expected term in years	2
Expected dividend yield	0%

Series A Convertible Preferred Stock [Member]

Risk free rate	1.27%	-	2.69%
Expected volatility	150%	-	400%
Expected term in years		5
Expected dividend yield		0%

Risk free rate	1.27%	-	2.69%
Expected volatility	150%	-	400%
Expected term in years		5
Expected dividend yield		0%